Fees Summary	Mar. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 565,586,913.96
Previously Paid Amount	0.00
Total Fee Amount	86,591.36
Total Offset Amount	0.00
Net Fee	$ 86,591.36